Note 15 - Income Taxes (Details Textual) - USD ($) Pure in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%